Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 005 [Member]
EBP, Description of Plan [Line Items]
Plan Termination	Note 5 - Plan TerminationAlthough it has not expressed any intent to do so, the Company has the right to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their Company contributions.